Reinsurance (Reinsurance - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 13,600	$ 13,800
Deposit liabilities in other liabilities for reinsurance	6,500	6,800
Ceded Credit Risk [Line Items]
Reinsurance recoverables	5,400	5,400
Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 2,400	2,300
US Quota Share Lower [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in, excess of stated amount	50.00%
US Quota Share Upper [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in, excess of stated amount	90.00%
Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in, excess of stated amount	90.00%
Retention amount	$ 2
Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in, excess of stated amount	100.00%
Retention amount	$ 20
Modified Coinsurance of Closed Block [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	59.25%
Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Assumed Fixed Maturities [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	90.00%
Certain Variable Annuity [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 4,200	$ 4,400
Five largest reinsurers, reinsurance recoverables percentage	78.00%	82.00%
Five Largest Ceded Reinsurers [Member] | Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 1,600	$ 1,800